Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Disaggregation of Revenue from Contracts with Customers
	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Provincial boards	55,315	13,386	—
Medical	32	24	—
Licensed producers	17,974	53,517	—
Gross revenue (1)	73,321	66,927	—
(1)

The Company had four major customers each with revenue in excess of 10% of total cannabis revenue. Sales to major customers totaled $43.9 million for the year ended December 31, 2020 (December 31, 2019 – four major customers with sales of $40.7 million). Only one major customer had sales exceeding 10% of total cannabis revenue for both periods.

The following table disaggregates revenue by form for the periods noted:

	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Revenue from dried flower	51,424	58,246	—
Revenue from vapes	18,447	504	—
Revenue from oil	3,145	8,177	—
Revenue from edibles	263	—	—
Revenue from concentrates	42	—	—
Gross revenue	73,321	66,927	—

Summary of Receivables from Contracts with Customers

The Company has recognized the following receivables from contracts with customers:

	December 31, 2020	December 31, 2019	December 31, 2018
Receivables, included in 'trade receivables' (note 7)	15,786	20,281	209